Related Party Transactions - Schedule of Related Party Transactions (Details) (10-K) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Purchases of goods from Shenzhen Yeller Investment & Development Co., Ltd	$ 6,177		$ 4,200
Shenzhen Yeller Investment & Development Co., Ltd [Member]
Purchases of goods from Shenzhen Yeller Investment & Development Co., Ltd	13,553		232,238
Installation serviced charged by Shenzhen Yeller Investment & Development Co., Ltd	10,283		45,351
Rental fee charged to Shenzhen Yeller Investment & Development Co., Ltd			$ 285,561